Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Statements [Line Items]
Acquisition of building and equipment by lease	$ 312	$ 1,209
IPA Europe
Statements [Line Items]
Fair value of shares issued pursuant to deferred acquisition payment	$ 503	511
UPE
Statements [Line Items]
Fair value of shares issued pursuant to deferred acquisition payment		$ 1,047